RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of related party balances
	As of December 31,
	2015	2016
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable due from Gausu Jintai Electronic Power Company Ltd.("Gansu Jintai")*	60,973,795	-
Accounts receivable from Gansu Heihe Hydropower Industrial Investment LLC. (" Gansu Heihe", in which the Group owns 9% equity interests)	-	44,616
Accounts receivable from Jiangxi Jinko Engineering for sales of solar modules	-	1,414,039,443

Advances to related parties
Advances to ReneSola Ltd.	1,021,128	661,788

Notes receivables from related parties:
Notes receivables from Jiangxi Jinko Engineering for sales of solar modules	-	610,200,000

Other receivables from related parties:
Advances of travel and other business expenses to executive directors who are also shareholders	-	68,106
Other receivables from Jiangxi Jinko Engineering for miscellaneous transactions	-	16,704,113
Other receivables from Jiangxi Jinko Engineering for provision of guarantee	-	62,352,655

Other assets from related parties:
Other assets from Jiangxi Jinko Engineering for provision of guarantee	-	173,375,586

Total	61,994,923	2,277,446,307

Accounts payable due to a related party:
Accounts payable due to a subsidiary of ReneSola	12,544	-
Accounts payable due to Jiangxi Desun Energy Co., Ltd. (Desun, an entity in which the Shareholders, each holds more than 10%, and collectively hold 73%, of the equity interest)	1,465,985	-

Advances from related parties
Advances from Jiangxi Jinko Engineering for sales of solar modules	-	60,541,490

Other payables due to a related party:
Other payables to Desun for leasing of land and buildings	4,969,104	7,528,551
Payable of travel reimbursement	23,871	-
Other payables due to Jiangxi Jinko Engineering for payments on behalf of the Company	-	68,505,022

Total	6,471,504	136,575,063

Borrowings due to subsidiaries of China Development Bank**	2,156,500,000	-

Accrued interest due to subsidiaries of China Development Bank**	3,252,783	-

*Gansu Jintai is an affiliated company in which Jiangxi Jinko Engineering owns 28% equity interest after the disposition of the Group’s downstream solar projects business, and it is no longer of the Group’s related party.

** In connection with the issuance of preferred shares by JinkoSolar Power in July 2014, China Development Bank, through its subsidiary, holds 21% equity interests of JinkoSolar Power on an as-if-converted basis. The above borrowings represent borrowings from subsidiaries of China Development Bank. After the disposition of the Group’s downstream solar projects business, China Development Bank is no longer of the Group’s related party.

(1)
Advances of travelling and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.

(2)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.